ORGANIZATION, BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)			1 Months Ended	6 Months Ended	12 Months Ended
		Jul. 27, 2016 shares	Jan. 31, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) Segment	Dec. 31, 2025 USD ($)
Shares Issued, Price Per Share | $ / shares			$ 8.00
Proceeds from Issuance Initial Public Offering			$ 11.0
Number of reportable segment | Segment				1
Assets				$ 8,407,422	$ 2,650,875
Cash and cash equivalents				5,536,422	30,220
Property, Plant, and Equipment, after Accumulated Depreciation, Depletion, and Amortization				2,119,988	1,940,613
Mining Properties and Mineral Rights [Member]
Property, Plant, and Equipment, after Accumulated Depreciation, Depletion, and Amortization	[1],[2]			1,629,786	1,446,094
Iron Ore Mineral [Member]
Net revenues				$ 74,386
Quartzite [Member]
Net revenues					$ 56,980
Underwritten Public Offering [Member]
Number of shares issued | shares			1,200,000
Over-Allotment Option [Member]
Number of shares issued | shares			180,000
Mineracao Jupiter Ltda [Member]
Owned subsidiaries		99.99%		99.99%
Number of shares issued | shares		4,000,000
Atlas Lthium Corp [Member]
Owned subsidiaries				20.16%
Mineracao Apollo Ltda, Mineracao Duas Barras Ltda and RST Recursos Minerais Ltda [Member]
Owned subsidiaries				100.00%
Mineracao Duas Barras Ltda and RST Recursos Minerais Ltda [Member]
Owned subsidiaries				99.99%

[1]	During the first half of 2026, we acquired mineral rights for graphite totaling 1,563 hectares in Malacacheta, Minas Gerais, for a purchase price of $185,884.
[2]	The amortization of mineral rights was triggered by the extraction of iron ore in the Rio Piracicaba Project, following the lease agreement entered into by us and a third party in 2025.